Subsequent Events (Details Narrative) - USD ($)	Sep. 05, 2024	Oct. 01, 2024	Sep. 30, 2024	Jul. 09, 2024	Jun. 10, 2024	Jan. 01, 2024	Dec. 31, 2023
Related Party [Member]
Subsequent Event [Line Items]
Advances			$ 61,806				$ 2,866
Due to related party			65,607				$ 2,866
Sponser Evergreen LLC [member]
Subsequent Event [Line Items]
Advances			$ 3,801
Merger Agreement [Member] | Forekast Group [member]
Subsequent Event [Line Items]
Aggregate consideration	$ 105,000,000
Number of shares issued	10,500,000
Sale of stock, price per share	$ 10.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits				$ 80,000	$ 80,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Advances		$ 20,799				$ 79,739
Due to related party		$ 86,406
Subsequent Event [Member] | Sponser Evergreen LLC [member]
Subsequent Event [Line Items]
Advances						$ 3,801
Subsequent Event [Member] | Merger Agreement [Member] | Forekast Group [member]
Subsequent Event [Line Items]
Aggregate consideration	$ 105,000,000
Number of shares issued	10,500,000
Sale of stock, price per share	$ 10.00